Long-term debt - Schedule of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total debt	$ 192,125	$ 57,228	$ 75,134
Current portion	(16,256)	(15,519)
Current portion	175,869	41,709
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Total debt	142,635	0	0
Current portion	0
Current portion	142,635
Revolving credit facility | Cost
Disclosure of detailed information about borrowings [line items]
Total debt	150,000	0
Revolving credit facility | Unamortized financing costs
Disclosure of detailed information about borrowings [line items]
Total debt	(7,365)	0
Equipment loans
Disclosure of detailed information about borrowings [line items]
Total debt	20,651	23,974	46,273
Current portion	(11,316)
Current portion	9,335
Fekola Equipment Loan Facilities
Disclosure of detailed information about borrowings [line items]
Total debt	13,875	23,102
Fekola Equipment Loan Facilities | Cost
Disclosure of detailed information about borrowings [line items]
Total debt	14,066
Goose equipment loan facility
Disclosure of detailed information about borrowings [line items]
Total debt	6,776	0
Goose equipment loan facility | Cost
Disclosure of detailed information about borrowings [line items]
Total debt	6,776
Masbate Equipment Loan Facility
Disclosure of detailed information about borrowings [line items]
Total debt	0	872
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt	28,839	$ 33,254	$ 28,861
Current portion	(4,940)
Current portion	$ 23,899